Short-term investments (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Cash and Cash Equivalents [Abstract]
Short term investments	$ 161,918,194	¥ 1,138,090,600	¥ 149,583,000
Investment Owned, Cost	133,161,628	935,966,450
Investment Owned, Fair Value	$ 18,815,722	¥ 132,251,950